Vanguard® Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (38.4%)
Australia (0.8%)
	Rio Tinto plc	63,532	4,610
Canada (3.4%)
	Bank of Nova Scotia	85,961	5,830
	TC Energy Corp.	81,968	4,744
	Royal Bank of Canada	41,513	4,338
	Enbridge Inc.	81,834	3,780
			18,692
China (0.6%)
	ENN Energy Holdings Ltd.	212,100	3,245
France (3.4%)
	TotalEnergies SE	97,241	5,755
	AXA SA	217,095	5,493
	Bureau Veritas SA	140,949	4,073
	Vinci SA	35,143	3,391
			18,712
Greece (0.6%)
	Hellenic Telecommunications Organization SA	184,611	3,501
Hong Kong (0.8%)
	AIA Group Ltd.	271,200	2,810
*	Sands China Ltd.	696,800	1,331
			4,141
Japan (2.7%)
	Tokio Marine Holdings Inc.	93,300	5,429
	KDDI Corp.	106,700	3,722
	Mitsubishi UFJ Financial Group Inc.	621,400	3,535
	Isuzu Motors Ltd.	188,900	2,217
			14,903
Netherlands (0.6%)
	Koninklijke KPN NV	984,809	3,585
Norway (0.7%)
	DNB Bank ASA	195,973	3,974
Spain (1.1%)
	Industria de Diseno Textil SA	146,604	3,534
	Iberdrola SA	236,422	2,801
			6,335
Switzerland (2.3%)
	Novartis AG (Registered)	55,976	5,085

				Shares	Market Value ($000)
	UBS Group AG (Registered)			247,232	4,663
	Nestle SA (Registered)			24,906	3,046
					12,794
Taiwan (0.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			191,000	3,612
United Kingdom (3.4%)
	AstraZeneca plc			46,911	6,200
	National Grid plc			329,460	4,860
	BAE Systems plc			464,827	4,434
	Standard Chartered plc			433,617	3,447
					18,941
United States (17.3%)
	Pfizer Inc.			123,102	6,529
	Philip Morris International Inc.			59,471	6,319
	Anthem Inc.			11,583	5,903
	Progressive Corp.			45,706	5,456
	Bank of America Corp.			143,904	5,353
	Merck & Co. Inc.			57,332	5,276
	Johnson & Johnson			26,273	4,717
	Exelon Corp.			94,624	4,651
	Duke Energy Corp.			38,540	4,336
	Cisco Systems Inc.			93,745	4,223
	FMC Corp.			32,948	4,039
	Texas Instruments Inc.			22,418	3,963
	Lockheed Martin Corp.			8,588	3,780
	Comcast Corp. Class A			84,267	3,731
	Microsoft Corp.			12,497	3,398
	Ares Management Corp. Class A			44,814	3,189
	Edison International			43,079	3,012
	Chubb Ltd.			14,222	3,005
	Kellogg Co.			40,710	2,839
	TJX Cos. Inc.			44,327	2,818
	Verizon Communications Inc.			54,162	2,778
	Medtronic plc			24,633	2,467
	Medical Properties Trust Inc.			121,059	2,249
	Home Depot Inc.			5,690	1,723
					95,754
Total Common Stocks (Cost $169,620)					212,799
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (15.1%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	51	50
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	301	285
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	78	77
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	118	117
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	765	729
[1,2]	Freddie Mac REMICS	3.500%	11/15/40	27	27
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	1,074	1,098
[1,3]	Ginnie Mae II Pool	2.000%	6/15/52	775	704
[1,3]	Ginnie Mae II Pool	2.500%	6/15/52	1,225	1,147
[1]	Ginnie Mae REMICS	2.750%	9/20/44	101	100
[1,2,3]	UMBS Pool	2.000%	4/01/41–6/25/52	5,932	5,279
[1,2,3]	UMBS Pool	2.500%	6/25/37–6/25/52	8,252	7,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	UMBS Pool	3.000%	6/25/52	3,793	3,613
[1,2,3]	UMBS Pool	3.500%	6/25/52	3,750	3,674
[1,2,3]	UMBS Pool	4.000%	6/25/52	1,450	1,450
[1,2,3]	UMBS Pool	4.500%	6/25/52	625	635
	United States Treasury Note/Bond	0.375%	10/31/23–9/15/24	2,685	2,590
	United States Treasury Note/Bond	0.500%	11/30/23	860	836
	United States Treasury Note/Bond	0.625%	10/15/24	525	501
	United States Treasury Note/Bond	0.750%	11/15/24–4/30/26	3,985	3,772
	United States Treasury Note/Bond	0.875%	6/30/26	845	782
	United States Treasury Note/Bond	1.000%	12/15/24	870	834
	United States Treasury Note/Bond	1.125%	10/31/26	145	135
	United States Treasury Note/Bond	1.250%	11/30/26–12/31/26	12,845	11,983
	United States Treasury Note/Bond	1.500%	2/15/25–1/31/27	2,480	2,383
[4,5]	United States Treasury Note/Bond	1.750%	3/15/25–8/15/41	6,080	5,198
	United States Treasury Note/Bond	1.875%	2/28/27–11/15/51	3,290	3,034
	United States Treasury Note/Bond	2.000%	11/15/41	6,405	5,202
	United States Treasury Note/Bond	2.250%	2/15/52	4,230	3,537
	United States Treasury Note/Bond	2.375%	2/15/42	2,080	1,801
	United States Treasury Note/Bond	2.500%	4/30/24–3/31/27	6,835	6,736
	United States Treasury Note/Bond	2.625%	4/15/25	410	409
	United States Treasury Note/Bond	2.750%	4/30/27	4,795	4,777
	United States Treasury Note/Bond	2.875%	5/15/32–5/15/52	2,290	2,258
	United States Treasury Note/Bond	3.250%	5/15/42	550	548
Total U.S. Government and Agency Obligations (Cost $88,470)					84,061
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
Bermuda (0.0%)
[1,6]	START Ireland Series 2019-1	4.089%	3/15/44	138	130
United States (1.7%)
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	670
[1,6]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	27	27
[1,6,7]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	2.172%	10/15/36	770	726
[1,6,7]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	1.381%	10/15/23	1,750	1,652
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	157	136
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	2.134%	10/25/41	145	142
[1,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	436	386
[1,2]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	364	324
[1]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	180	175
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	751
[1,2,7]	Freddie Mac STACR Debt Notes Series 2016-DNA3, 1M USD LIBOR + 5.000%	6.006%	12/25/28	149	157
[1,2,7]	Freddie Mac STACR Debt Notes Series 2017-DNA3, 1M USD LIBOR + 2.500%	3.506%	3/25/30	507	511
[1,2,6,7]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	3.384%	10/25/50	290	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	699	636
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	216
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	186	186
[1,6,7]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	1.955%	11/15/38	875	849
[1,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	343	307
[1,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	313	277
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	101	100
[1,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	136	133
[1,6]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	540	497
					9,151
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,846)					9,281
Corporate Bonds (36.5%)
Australia (0.4%)
[6]	CSL Finance plc	4.250%	4/27/32	650	650
[6]	Macquarie Group Ltd.	2.871%	1/14/33	2,020	1,692
					2,342
Austria (0.2%)
[6]	JAB Holdings BV	2.200%	11/23/30	260	213
[6]	JAB Holdings BV	3.750%	5/28/51	500	373
[6]	JAB Holdings BV	4.500%	4/8/52	445	367
					953
Belgium (0.2%)
[1,8]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	350	381
[1,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	725	733
					1,114
Canada (0.5%)
[9]	Bank of Montreal	2.850%	3/6/24	1,890	1,470
	Canadian Pacific Railway Co.	2.450%	12/2/31	585	516
	Fortis Inc.	3.055%	10/4/26	625	603
					2,589
Denmark (0.6%)
[8]	Danske Bank A/S	0.500%	8/27/25	1,650	1,711
[6]	Danske Bank A/S	1.621%	9/11/26	875	797
[1,10]	Danske Bank A/S	2.250%	1/14/28	560	657
					3,165
France (2.1%)
[1,8]	Airbus SE	2.375%	6/9/40	100	96
[1,8]	AXA SA	5.125%	7/4/43	750	837
[6]	BNP Paribas SA	2.819%	11/19/25	360	348
[6]	BNP Paribas SA	2.219%	6/9/26	770	725
[1,8]	BNP Paribas SA	0.125%	9/4/26	400	389
[6]	BNP Paribas SA	2.591%	1/20/28	1,145	1,052
[8]	BNP Paribas SA	0.500%	9/1/28	900	859
[6]	BNP Paribas SA	2.159%	9/15/29	935	806
[1,8]	BNP Paribas SA	1.125%	1/15/32	400	384
[1,10]	BNP Paribas SA	2.000%	9/13/36	200	194
[1,8]	BPCE SA	1.125%	1/18/23	900	971
[6]	BPCE SA	3.250%	1/11/28	500	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	BPCE SA	2.277%	1/20/32	760	623
[6]	Danone SA	2.947%	11/2/26	285	277
[1,8]	Orange SA	1.000%	5/12/25	1,200	1,263
[1,8]	Orange SA	1.625%	4/7/32	800	793
[1,8]	RCI Banque SA	1.375%	3/8/24	575	611
[1,8]	RCI Banque SA	1.625%	4/11/25	305	317
[8]	Societe Generale SFH SA	0.750%	1/29/27	800	830
					11,849
Germany (1.0%)
[6]	Bayer US Finance II LLC	4.250%	12/15/25	660	668
[6]	Bayer US Finance LLC	3.375%	10/8/24	765	759
[6]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	200	197
[1,8]	Volkswagen Leasing GmbH	2.625%	1/15/24	525	574
[1,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	1,932
[1,8]	Vonovia Finance BV	1.000%	1/28/41	100	66
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	1,300	1,134
					5,330
Hong Kong (0.0%)
[1,8]	AIA Group Ltd.	0.880%	9/9/33	125	113
Ireland (0.7%)
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	178	159
[6]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	1,881	1,629
[8]	CRH Finance DAC	3.125%	4/3/23	1,177	1,288
[1,8]	CRH SMW Finance DAC	1.250%	11/5/26	800	825
					3,901
Italy (0.6%)
[1,8]	Enel Finance International NV	0.500%	6/17/30	1,675	1,504
[1,8]	Hera SpA	1.000%	4/25/34	530	442
[1,8]	Terna - Rete Elettrica Nazionale	0.375%	6/23/29	775	723
[6]	UniCredit SpA	1.982%	6/3/27	530	470
					3,139
Japan (0.3%)
[6]	NTT Finance Corp.	1.162%	4/3/26	700	637
[6]	NTT Finance Corp.	2.065%	4/3/31	765	652
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	161
					1,450
Kuwait (0.3%)
[6]	NBK SPC Ltd.	1.625%	9/15/27	1,750	1,575
Netherlands (0.8%)
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	530	476
[1,10]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	128
[1,8]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,100	1,026
[8]	ING Groep NV	0.250%	2/18/29	600	557
[8]	ING Groep NV	0.250%	2/1/30	1,400	1,264
[1,8]	Koninklijke KPN NV	0.875%	11/15/33	500	434
	Shell International Finance BV	4.000%	5/10/46	275	259
	Shell International Finance BV	3.000%	11/26/51	340	269
[1,10]	Shell International Finance BV	1.750%	9/10/52	425	327
					4,740
Norway (0.3%)
[1,8]	Aker BP ASA	1.125%	5/12/29	1,090	1,032
[6]	Aker BP ASA	4.000%	1/15/31	725	681
					1,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Saudi Arabia (0.4%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	2,440	2,164
South Korea (0.0%)
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	201
Spain (0.1%)
	Telefonica Emisiones SA	4.665%	3/6/38	845	790
Switzerland (1.1%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	1,005	913
[1,8]	Credit Suisse Group AG	1.250%	7/17/25	600	625
[6]	Credit Suisse Group AG	3.091%	5/14/32	2,380	2,001
[6]	UBS Group AG	1.494%	8/10/27	875	780
[8]	UBS Group AG	0.250%	2/24/28	950	892
[6]	UBS Group AG	2.746%	2/11/33	1,175	1,002
					6,213
United Arab Emirates (0.6%)
[6]	DAE Funding LLC	1.550%	8/1/24	1,125	1,048
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,517	2,203
					3,251
United Kingdom (4.4%)
	AstraZeneca plc	4.000%	1/17/29	720	731
[1,8]	Barclays plc	1.125%	3/22/31	1,125	1,094
[8]	Barclays plc	1.106%	5/12/32	525	463
	Barclays plc	2.894%	11/24/32	760	642
	BAT Capital Corp.	3.557%	8/15/27	1,210	1,142
[1,8]	BP Capital Markets BV	0.933%	12/4/40	780	557
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,325	1,038
[8]	BP Capital Markets plc	1.104%	11/15/34	525	446
[6]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	974
[1,8]	Diageo Finance plc	2.500%	3/27/32	885	951
[1,10]	Heathrow Funding Ltd.	2.750%	10/13/29	1,350	1,589
[1,10]	Heathrow Funding Ltd.	2.750%	8/9/49	350	325
[1,10]	HSBC Holdings plc	2.256%	11/13/26	1,725	2,074
	HSBC Holdings plc	1.589%	5/24/27	420	376
	HSBC Holdings plc	2.206%	8/17/29	770	667
	HSBC Holdings plc	2.804%	5/24/32	210	179
	HSBC Holdings plc	2.871%	11/22/32	1,960	1,671
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	2.455%	5/18/24	255	255
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	480	446
[1,8]	National Grid plc	0.250%	9/1/28	585	543
[1,8]	NatWest Group plc	1.750%	3/2/26	2,075	2,181
[10]	NatWest Group plc	3.622%	8/14/30	875	1,070
[1,8]	NatWest Group plc	1.043%	9/14/32	525	484
	Santander UK Group Holdings plc	1.089%	3/15/25	1,725	1,632
[1,10]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	535	558
[8]	Segro Capital Sarl	0.500%	9/22/31	500	431
[6]	Standard Chartered plc	0.991%	1/12/25	530	505
[10]	Tritax Big Box REIT plc	1.500%	11/27/33	425	424
[10]	Whitbread Group plc	3.000%	5/31/31	675	758
					24,206
United States (21.9%)
	AbbVie Inc.	4.750%	3/15/45	275	273
[1]	Alabama Power Co.	4.300%	7/15/48	275	259
[8]	American Tower Corp.	0.450%	1/15/27	735	707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	American Transmission Systems Inc.	2.650%	1/15/32	605	527
	American Water Capital Corp.	2.300%	6/1/31	1,395	1,207
	American Water Capital Corp.	4.450%	6/1/32	825	847
	Anthem Inc.	2.550%	3/15/31	990	880
[8]	AT&T Inc.	2.050%	5/19/32	300	302
[8]	AT&T Inc.	3.150%	9/4/36	250	263
[8]	AT&T Inc.	2.600%	5/19/38	275	269
	AT&T Inc.	3.500%	9/15/53	1,172	943
[6]	Athene Global Funding	2.500%	3/24/28	1,475	1,311
[1]	Bank of America Corp.	3.593%	7/21/28	1,090	1,060
	Bank of America Corp.	2.687%	4/22/32	745	651
[1,8]	Bank of America Corp.	1.102%	5/24/32	850	785
	Bank of America Corp.	2.482%	9/21/36	1,525	1,240
	Bank of America Corp.	3.311%	4/22/42	625	523
[8]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	875	818
[8]	Berkshire Hathaway Finance Corp.	2.000%	3/18/34	850	829
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	229
[6]	Boston Gas Co.	3.001%	8/1/29	105	96
	Boston Scientific Corp.	4.550%	3/1/39	270	264
	Brixmor Operating Partnership LP	2.500%	8/16/31	475	393
[6]	Broadcom Inc.	2.450%	2/15/31	1,570	1,301
[6]	Broadcom Inc.	2.600%	2/15/33	1,350	1,089
[6]	Broadcom Inc.	3.469%	4/15/34	1,110	949
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	643
[6]	Cargill Inc.	4.760%	11/23/45	275	283
	Charles Schwab Corp.	2.900%	3/3/32	1,395	1,266
	Charter Communications Operating LLC	5.050%	3/30/29	435	435
	Charter Communications Operating LLC	2.300%	2/1/32	1,205	957
	Charter Communications Operating LLC	6.384%	10/23/35	305	325
	Charter Communications Operating LLC	4.800%	3/1/50	60	51
	Charter Communications Operating LLC	3.700%	4/1/51	40	29
	Cigna Corp.	4.375%	10/15/28	435	441
	Cigna Corp.	2.400%	3/15/30	220	194
[1]	Citigroup Inc.	3.520%	10/27/28	1,105	1,064
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	246
[6]	CNO Global Funding	2.650%	1/6/29	1,115	999
	Comcast Corp.	3.950%	10/15/25	255	260
	Comcast Corp.	6.500%	11/15/35	156	189
	Comcast Corp.	4.000%	3/1/48	20	18
[6]	Comcast Corp.	2.887%	11/1/51	961	733
	Comcast Corp.	4.049%	11/1/52	6	6
	Comcast Corp.	2.650%	8/15/62	130	89
[6]	Comcast Corp.	2.987%	11/1/63	4	3
	CommonSpirit Health	4.200%	8/1/23	895	905
	CommonSpirit Health	3.347%	10/1/29	145	135
	CommonSpirit Health	2.782%	10/1/30	411	362
	CommonSpirit Health	4.187%	10/1/49	310	267
	CommonSpirit Health	3.910%	10/1/50	30	25
	Conagra Brands Inc.	1.375%	11/1/27	420	362
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	705	561
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	100	94
[6]	Corebridge Financial Inc.	3.900%	4/5/32	1,975	1,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Corebridge Financial Inc.	4.350%	4/5/42	45	41
[6]	Corebridge Financial Inc.	4.400%	4/5/52	150	135
[6]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,224
	Crown Castle International Corp.	2.100%	4/1/31	1,695	1,396
	CSX Corp.	4.300%	3/1/48	405	386
	CubeSmart LP	2.250%	12/15/28	555	488
	CVS Health Corp.	2.875%	6/1/26	1,000	971
	CVS Health Corp.	4.300%	3/25/28	96	97
	Dignity Health	3.812%	11/1/24	659	663
	Dignity Health	4.500%	11/1/42	202	189
	Discovery Communications LLC	3.625%	5/15/30	565	522
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	185
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	141
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	269
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	274
	Duke Energy Corp.	2.550%	6/15/31	530	455
	Duke Energy Progress LLC	3.400%	4/1/32	185	177
	Duke Energy Progress LLC	4.200%	8/15/45	350	331
[6]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	578
	Energy Transfer LP	4.900%	3/15/35	975	922
	EPR Properties	4.750%	12/15/26	125	122
	EPR Properties	4.950%	4/15/28	110	105
	EPR Properties	3.750%	8/15/29	502	444
	EPR Properties	3.600%	11/15/31	1,065	896
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	93
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	543
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	499
[6]	ERAC USA Finance LLC	3.300%	12/1/26	235	229
[6]	ERAC USA Finance LLC	4.500%	2/15/45	295	266
[1]	Evergy Metro Inc.	2.250%	6/1/30	180	158
	Exxon Mobil Corp.	2.275%	8/16/26	865	835
[6]	Five Corners Funding Trust II	2.850%	5/15/30	100	89
[8]	General Mills Inc.	0.450%	1/15/26	900	914
	General Motors Co.	4.200%	10/1/27	550	537
	General Motors Co.	5.000%	10/1/28	1,095	1,098
[6]	Genting New York LLC	3.300%	2/15/26	1,002	915
	Georgia Power Co.	4.700%	5/15/32	1,510	1,561
	Georgia Power Co.	4.300%	3/15/42	500	457
[1]	Georgia Power Co.	3.700%	1/30/50	35	29
	Georgia Power Co.	5.125%	5/15/52	385	400
	Gilead Sciences Inc.	4.600%	9/1/35	420	435
	Gilead Sciences Inc.	2.800%	10/1/50	670	489
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,412
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,186
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	229
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	283
	Goldman Sachs Group Inc.	2.615%	4/22/32	420	362
	Goldman Sachs Group Inc.	2.383%	7/21/32	545	458
	Goldman Sachs Group Inc.	2.650%	10/21/32	1,055	907
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	276
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	42
[6]	HCA Inc.	4.625%	3/15/52	460	407
	Hess Corp.	4.300%	4/1/27	810	810
	Hess Corp.	7.300%	8/15/31	590	692
[6]	Hyundai Capital America	0.800%	4/3/23	830	814
	Intel Corp.	3.050%	8/12/51	730	577
	Intercontinental Exchange Inc.	4.350%	6/15/29	230	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,660	1,348
	Intercontinental Exchange Inc.	4.600%	3/15/33	455	465
	Intercontinental Exchange Inc.	4.950%	6/15/52	190	196
	JPMorgan Chase & Co.	0.563%	2/16/25	1,735	1,653
	JPMorgan Chase & Co.	2.947%	2/24/28	2,395	2,279
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	453
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	566
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	248
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	500	477
	Kroger Co.	4.450%	2/1/47	220	208
	Kroger Co.	5.400%	1/15/49	195	207
[6]	Kyndryl Holdings Inc.	3.150%	10/15/31	1,430	1,097
	Marathon Oil Corp.	6.600%	10/1/37	820	929
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	717
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	110
	McCormick & Co. Inc.	2.500%	4/15/30	140	124
	Merck & Co. Inc.	3.400%	3/7/29	500	495
[1]	Mercy Health	3.555%	8/1/27	535	515
	Microchip Technology Inc.	0.972%	2/15/24	1,080	1,036
	Microsoft Corp.	2.921%	3/17/52	650	541
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	913	902
[1,9]	Molson Coors International LP	2.840%	7/15/23	1,825	1,428
[1,8]	Mondelez International Holdings Netherlands BV	0.875%	10/1/31	425	391
[1,8]	Mondelez International Holdings Netherlands BV	0.625%	9/9/32	155	136
[8]	Mondelez International Inc.	0.250%	3/17/28	605	578
[1]	Morgan Stanley	0.864%	10/21/25	1,750	1,644
[1]	Morgan Stanley	3.125%	7/27/26	2,100	2,053
[1]	Morgan Stanley	3.772%	1/24/29	175	171
[8]	Morgan Stanley	0.497%	2/7/31	675	611
[1]	Morgan Stanley	2.511%	10/20/32	2,170	1,867
	Morgan Stanley	2.484%	9/16/36	170	137
	Morgan Stanley	5.297%	4/20/37	30	30
	National Retail Properties Inc.	3.900%	6/15/24	400	404
[1,10]	Nestle Holdings Inc.	1.375%	6/23/33	560	595
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	665	593
[6]	Niagara Mohawk Power Corp.	1.960%	6/27/30	670	565
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	244
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	10
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	545	450
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	285	313
	Oglethorpe Power Corp.	4.550%	6/1/44	20	18
	Oglethorpe Power Corp.	4.250%	4/1/46	81	68
[6]	Oglethorpe Power Corp.	4.500%	4/1/47	300	274
[6]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	1,070	1,118
	Oracle Corp.	2.875%	3/25/31	1,015	866
	Oracle Corp.	4.000%	11/15/47	265	208
	Oracle Corp.	3.600%	4/1/50	500	362
	Oracle Corp.	3.850%	4/1/60	145	104
	PacifiCorp	2.700%	9/15/30	160	145
[6]	Pennsylvania Electric Co.	3.600%	6/1/29	124	119
[6]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,125	1,133
[6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	741
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	140
	Pfizer Inc.	1.700%	5/28/30	195	169
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	360	367
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	220
[1]	Prudential Financial Inc.	3.700%	3/13/51	830	728
[8]	Public Storage	0.500%	9/9/30	615	539
	QUALCOMM Inc.	4.250%	5/20/32	600	622
	QUALCOMM Inc.	4.500%	5/20/52	160	162
	Raytheon Technologies Corp.	3.950%	8/16/25	310	316
	Raytheon Technologies Corp.	4.450%	11/16/38	550	546
	Realty Income Corp.	3.400%	1/15/28	365	354
	Realty Income Corp.	2.200%	6/15/28	185	166
	Realty Income Corp.	3.100%	12/15/29	550	512
	Realty Income Corp.	2.850%	12/15/32	80	72
[10]	Realty Income Corp.	1.750%	7/13/33	635	647
[10]	Realty Income Corp.	2.500%	1/14/42	255	251
[6]	S&P Global Inc.	2.700%	3/1/29	385	358
[6]	S&P Global Inc.	2.900%	3/1/32	390	356
[6]	S&P Global Inc.	3.700%	3/1/52	200	179
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	710	597
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	161
[6]	SBA Tower Trust	3.448%	3/15/23	755	755
[6]	SBA Tower Trust	1.884%	1/15/26	110	102
[6]	SBA Tower Trust	1.631%	11/15/26	615	542
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	229	201
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	85
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	54
	Sempra Energy	3.250%	6/15/27	1,000	969
	Sierra Pacific Power Co.	2.600%	5/1/26	180	174
[1]	Southern California Edison Co.	3.700%	8/1/25	30	30
[1]	Southern California Edison Co.	2.950%	2/1/51	515	365
	Southern California Gas Co.	2.950%	4/15/27	635	616
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	825	831
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	380
	Teledyne Technologies Inc.	2.750%	4/1/31	490	427
[8]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	525	436
	T-Mobile USA Inc.	2.050%	2/15/28	1,185	1,058
	T-Mobile USA Inc.	2.550%	2/15/31	1,090	946
[6]	T-Mobile USA Inc.	2.700%	3/15/32	1,155	1,001
[1]	Toledo Hospital	5.325%	11/15/28	410	408
	Toledo Hospital	5.750%	11/15/38	150	157
	Union Pacific Corp.	2.800%	2/14/32	1,240	1,133
	Union Pacific Corp.	3.750%	2/5/70	190	159
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	51	48
	UnitedHealth Group Inc.	3.850%	6/15/28	415	423
	UnitedHealth Group Inc.	2.000%	5/15/30	215	190
	UnitedHealth Group Inc.	4.200%	5/15/32	260	266
	UnitedHealth Group Inc.	4.625%	7/15/35	90	95
	UnitedHealth Group Inc.	4.750%	5/15/52	50	53
	US Bancorp	2.491%	11/3/36	569	478
[8]	Verizon Communications Inc.	1.250%	4/8/30	750	738
	Verizon Communications Inc.	2.355%	3/15/32	4,212	3,627
[8]	Verizon Communications Inc.	1.500%	9/19/39	600	507
	VICI Properties LP	4.950%	2/15/30	334	328
	VICI Properties LP	5.125%	5/15/32	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	600	451
[1]	Wells Fargo & Co.	4.300%	7/22/27	325	328
[1]	Wells Fargo & Co.	3.526%	3/24/28	1,695	1,650
[1]	Wells Fargo & Co.	4.611%	4/25/53	575	567
	Workday Inc.	3.700%	4/1/29	130	125
	Workday Inc.	3.800%	4/1/32	1,245	1,175
					121,558
Total Corporate Bonds (Cost $224,036)					202,356
Sovereign Bonds (5.4%)
Australia (0.2%)
[1,11]	Commonwealth of Australia	2.750%	11/21/27	160	112
[1,11]	Commonwealth of Australia	2.250%	5/21/28	870	592
[1,11]	Commonwealth of Australia	1.000%	11/21/31	955	555
					1,259
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	176
Canada (0.8%)
[9]	Canadian Government Bond	1.000%	9/1/26	1,065	784
[9]	City of Montreal	3.500%	12/1/38	910	655
[9]	City of Toronto	3.200%	8/1/48	1,000	652
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	513
[9]	Province of Ontario	2.900%	6/2/28	815	628
[1,12]	Province of Ontario	0.250%	6/28/29	1,075	1,041
[9]	Regional Municipality of York	2.150%	6/22/31	500	348
					4,621
Chile (0.2%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	773
Colombia (0.2%)
[1]	Republic of Colombia	4.000%	2/26/24	1,045	1,041
Germany (1.1%)
[8]	Federal Republic of Germany	1.250%	8/15/48	3,580	3,776
[1,8,13]	KFW	0.000%	11/9/28	2,130	2,099
					5,875
Japan (0.2%)
[1,14]	Japan	0.700%	6/20/51	180,100	1,290
Mexico (0.1%)
[1]	United Mexican States	4.280%	8/14/41	785	673
Norway (0.2%)
	Equinor ASA	3.000%	4/6/27	1,215	1,192
Qatar (0.4%)
[1,6]	Qatar Energy	2.250%	7/12/31	480	426
[1,6]	Qatar Energy	3.125%	7/12/41	405	341
[1,6]	State of Qatar	3.875%	4/23/23	785	793
[1,6]	State of Qatar	5.103%	4/23/48	285	318
[1,6]	State of Qatar	4.400%	4/16/50	205	208
					2,086
Romania (0.1%)
[1,6,8]	Republic of Romania	2.000%	4/14/33	412	320
[1,8]	Republic of Romania	2.625%	12/2/40	280	201
					521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Saudi Arabia (0.1%)
[1,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	574
Spain (0.2%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	775	762
Supranational (1.0%)
[8]	European Investment Bank	0.000%	11/15/27	795	799
[8]	European Stability Mechanism	0.000%	12/16/24	525	551
[8]	European Stability Mechanism	0.000%	12/15/26	775	787
[1,8]	European Union	0.000%	7/4/35	1,815	1,511
[1,8]	European Union	0.200%	6/4/36	2,475	2,080
					5,728
United Kingdom (0.6%)
[10]	United Kingdom	1.250%	7/22/27	1,710	2,106
[10]	United Kingdom	0.625%	7/31/35	440	445
[10]	United Kingdom	3.500%	1/22/45	645	957
					3,508
Total Sovereign Bonds (Cost $34,106)					30,079
Taxable Municipal Bonds (1.4%)
United States (1.4%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	68
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	430	405
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	40	48
	Connecticut GO	2.000%	7/1/23	135	134
	Connecticut GO	5.770%	3/15/25	250	265
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	51
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	29
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	195	187
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	45	39
[15]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	315	262
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	532	626
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	20	17
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	40	32
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	95	84
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	167
	Illinois GO	5.100%	6/1/33	2,485	2,533
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	530	555
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	16
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	457
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	180
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	604
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	440	332
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	545	538
	University of Michigan	3.504%	4/1/52	45	41
Total Taxable Municipal Bonds (Cost $8,518)					7,855

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[17]	Vanguard Market Liquidity Fund (Cost $7,029)	0.854%	70,296	7,029
Total Investments (99.8%) (Cost $541,625)				553,460
Other Assets and Liabilities—Net (0.2%)				1,168
Net Assets (100%)				554,628
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
4	Securities with a value of $237,000 have been segregated as initial margin for open centrally cleared swap contracts.
5	Securities with a value of $1,162,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $66,696,000, representing 12.0% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in Swiss francs.
13	Guaranteed by the Federal Republic of Germany.
14	Face amount denominated in Japanese yen.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	32	6,755	(7)
5-Year U.S. Treasury Note	September 2022	100	11,295	(23)
Euro-Bobl	June 2022	119	16,160	(592)
Euro-BTP	June 2022	11	1,498	(200)
Euro-OAT	June 2022	9	1,392	(132)
Euro-Schatz	June 2022	70	8,275	(123)
				(1,077)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2022	(342)	(40,853)	194
Euro-Bund	June 2022	(46)	(7,485)	196
Ultra 10-Year U.S. Treasury Note	September 2022	(102)	(13,105)	92
				482
				(595)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/30/22	USD	4,599	AUD	6,497	—	(65)
JPMorgan Chase Bank, N.A.	6/30/22	USD	10,445	CAD	13,413	—	(158)
Bank of America, N.A.	6/30/22	USD	1,583	CHF	1,522	—	(6)
JPMorgan Chase Bank, N.A.	6/30/22	USD	56,622	EUR	52,752	—	(98)
Goldman Sachs International	6/30/22	USD	1,620	EUR	1,509	—	(2)
JPMorgan Chase Bank, N.A.	6/30/22	USD	14,310	GBP	11,457	—	(129)
JPMorgan Chase Bank, N.A.	6/30/22	AUD	1,970	GBP	1,110	15	—
JPMorgan Chase Bank, N.A.	6/30/22	EUR	284	GBP	244	—	(2)
Goldman Sachs International	6/30/22	USD	259	HKD	2,030	—	—
JPMorgan Chase Bank, N.A.	6/30/22	AUD	2,326	JPY	209,400	41	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/30/22	USD	557	JPY	70,857	6	—
Bank of America, N.A.	6/30/22	GBP	409	JPY	65,000	9	—
						71	(460)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	06/20/27	USD	3,565	1.000	40	10
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	114,446	—	—	114,446
Common Stocks—Other	—	98,353	—	98,353
U.S. Government and Agency Obligations	—	84,061	—	84,061
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,281	—	9,281
Corporate Bonds	—	202,356	—	202,356
Sovereign Bonds	—	30,079	—	30,079
Taxable Municipal Bonds	—	7,855	—	7,855
Temporary Cash Investments	7,029	—	—	7,029
Total	121,475	431,985	—	553,460

Derivative Financial Instruments
Assets
Futures Contracts[1]	482	—	—	482
Forward Currency Contracts	—	71	—	71
Swap Contracts	10[1]	—	—	10
Total	492	71	—	563
Liabilities
Futures Contracts[1]	1,077	—	—	1,077
Forward Currency Contracts	—	460	—	460
Total	1,077	460	—	1,537
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.